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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           UNITRIN, INC.
Address:        One East Wacker Drive
                Chicago, IL 60601

Form 13F File Number:  28-2715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Roeske
Title:  Principal Accounting Officer
Phone:  (312) 661-4600

Signature, Place, and Date of Signing:

        /S/ Richard Roeske            Chicago, IL             November 10, 1999

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $1,476,412
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.             13F File Number      Name

        1.              28-121               Trinity Universal Insurance Company
        2.              28-117               United Insurance Company of America

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                          FORM 13F INFORMATION TABLE
                             AS OF DATE:  09/30/99

                                  TITLE OF                   VALUE        SHARES/   SH/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     CLASS          CUSIP      (x$1000)     PRN AMT   PRN  DSCRETN  MANAGERS  SOLE    SHARED    NONE
BAKER HUGHES INC.                  COM            057224107   16,094      576,049   SH   SOLE                  576,049
CURTISS-WRIGHT CORP.               COM            231561101  158,862    4,382,400   SH   SOLE                4,382,400
GOLDMAN SACHS                      COM            38141G104      355        5,000   SH   SOLE                    5,000
LITTON INDUSTRIES INC.             COM            538021106   85,798    1,827,893   SH   SOLE                1,827,893
ALLEGHENY ENERGY INC.              COM            017361106    5,663      178,000   SH   DEFINED     1         178,000
ASSOCIATES FIRST CAP CORP          CL A           046008108      497       13,628   SH   DEFINED     1          13,628
BAKER HUGHES INC.                  COM            057224107  421,246   15,077,882   SH   DEFINED     1      15,077,882
FORD MOTOR COMPANY                 COM            345370100    1,427       26,000   SH   DEFINED     1          26,000
LITTON INDUSTRIES INC.             COM            538021106  237,163    5,052,686   SH   DEFINED     1       5,052,686
UNOVA, INC.                        COM            91529B106   76,037    5,711,449   SH   DEFINED     1       5,711,449
ALLEGHENY ENERGY INC.              COM            017361106    7,062      222,000   SH   DEFINED     2         222,000
ASSOCIATES FIRST CAP CORP          CL A           046008108    3,052       83,604   SH   DEFINED     2          83,604
BARCLAYS BK PLC                    AM DEP NT RCPT 06738C836    3,856      159,000   SH   DEFINED     2         159,000
ENRON CORP.                        COM            293561106   14,474      362,400   SH   DEFINED     2         362,400
FORD MOTOR COMPANY                 COM            345370100    8,753      159,500   SH   DEFINED     2         159,500
HARTFORD FINANCIAL SERVICES GROUP  COM            416515104   25,191      486,200   SH   DEFINED     2         486,200
ITT INDUSTRIES INC.                COM            450911102    8,311      243,100   SH   DEFINED     2         243,100
LITTON INDUSTRIES INC.             COM            538021106  255,858    5,450,988   SH   DEFINED     2       5,450,988
UNOVA, INC.                        COM            91529B106   72,569    5,450,988   SH   DEFINED     2       5,450,988
AT&T CORP.                         COM            001957109    1,150       24,608   SH   DEFINED                24,608
ALLEGHENY ENERGY INC.              COM            017361106    1,400       44,000   SH   DEFINED                44,000
ASSOCIATES FIRST CAP CORP          CL A           046008108      574       15,724   SH   DEFINED                15,724
BAKER HUGHES INC.                  COM            057224107   20,647      739,030   SH   DEFINED               739,030
DELPHI AUTOMOTIVE SYS CORP         COM            247126105      230       13,978   SH   DEFINED                13,978
FORD MOTOR COMPANY                 COM            345370100    1,646       30,000   SH   DEFINED                30,000
GENERAL ELECTRIC COMPANY           COM            369604103    2,168       16,000   SH   DEFINED                16,000
GENERAL MOTORS CORPORATION         COM            370442105    1,409       20,000   SH   DEFINED                20,000
LIBERTY ALLSTAR EQUITY FUND        SH BEN INT     530158104    1,942      160,183   SH   DEFINED               160,183
LITTON INDUSTRIES INC.             COM            538021106   15,311      326,197   SH   DEFINED               326,197
LUCENT TECHNOLOGY INC.             COM            549463107    1,366       21,264   SH   DEFINED                21,264
MISSISSIPPI VY BANCSHARES INC      COM            605720101    1,163       36,569   SH   DEFINED                36,569
SOUTHERN COMPANY                   COM            842587107      531       20,000   SH   DEFINED                20,000
TENFOLD CORP.                      COM            88033A103    4,700      200,000   SH   DEFINED               200,000
UNOVA, INC.                        COM            91529B106   19,907    1,495,327   SH   DEFINED             1,495,327